Derivatives Instruments (Credit Risk) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Derivatives [Line Items]
Total cash deposits/collateral on hand	$ 193	$ 198
Financial Asset, Past Due [Member]
Credit Derivatives [Line Items]
Financial assets, considered to be past due	207	140
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	2,000	1,300
Total cash deposits/collateral on hand	301	303
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Fair Value, Financial assets, considered to be past due	$ 192	$ 128